Note 18 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross	$ 79,102,014	$ 74,217,057
Net Income (Loss) Attributable to Parent	(14,309,031)	(27,563,535)	$ (35,726,669)
Cardiosonix [Member] | Subsidiaries [Member]
Net Income (Loss) Attributable to Parent	(13,000)	(11,000)	$ (15,000)
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	193,270,891	177,600,000
Operating LossCarryforwardsStockBasedCompensation	15,300,000	15,300,000
Net Operating Loss Carryforwards Expired in Period	0	0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	9,363,081	9,100,000
Net Tax Credit Carryforwards Expired in Period	0	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 28,200,000	24,700,000
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Cardiosonix [Member] | Subsidiaries [Member]
Operating Loss Carryforwards	$ 7,700,000	$ 7,600,000